FINANCIAL INSTRUMENTS - Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities (Detail) $ in Millions	9 Months Ended
Sep. 30, 2026 CAD ($)
Disclosure of detailed information about financial instruments [abstract]
As at December 31, 2025	$ 10
Change in Fair Value of Contracts in Place, Beginning of Year	5
Change in Fair Value of Contracts Entered Into During the Period	(85)
Fair Value of Contracts Realized During the Period	98
As at September 30, 2026	$ 28